Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16: COMMITMENTS AND CONTINGENCIES

Legal Proceedings

On August 1, 2018, Ecoark Holdings, Inc. and Zest Labs, Inc. filed a complaint against Walmart Inc. in the United States District Court for the Eastern District of Arkansas, Western Division. The complaint includes claims for violation of the Arkansas Trade Secrets Act, violation of the federal Defend Trade Secrets Act, breach of contract, unfair competition, unjust enrichment, breach of the covenant of good faith and fair dealing, conversion and fraud. Ecoark Holdings and Zest Labs are seeking monetary damages and other related relief to the extent it is deemed proper by the court. The Company does not believe that expenses incurred in pursuing the complaint will have a material effect on the Company's net income or financial condition for the fiscal year ended March 31, 2020 or any individual fiscal quarter. On October 22, 2018, the Court issued an order setting a trial date of June 1, 2020. The order also established deadlines for the completion of fact discovery by October 15, 2019, opening expert reports on October 24, 2019, and dispositive motions, on January 22, 2020. The case is presently in the fact discovery phase.

On December 12, 2018, a complaint was filed against the Company in the Twelfth Judicial Circuit in Sarasota County, Florida by certain investors who invested in the Company before it was public. The complaint alleges that the investment advisors who solicited the investors to invest into the Company made omissions and misrepresentations concerning the Company and the shares. The Company filed a motion to dismiss the complaint which is pending.

Operating Leases

The Company leased operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The only remaining lease obligation at June 30 is for the Zest Labs facility in San Jose, California that expires in December 2019. Rent expense was as follows for the three months ended June 30:

	2019	2018
Continuing operations	$54	$72
Discontinued operations	-	96
Total	$54	$168

Future minimum lease payments required under the Zest Labs operating lease is $76. On adoption of ASC 842 Leases beginning April 1, 2019, the Company recognized additional operating liabilities of approximately $99, with corresponding right of use assets of $99 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.

NOTE 14: COMMITMENTS AND CONTINGENCIES

Legal Proceedings

On August 1, 2018, Ecoark Holdings, Inc. and Zest Labs, Inc. filed a complaint against Walmart Inc. in the United States District Court for the Eastern District of Arkansas, Western Division. The complaint includes claims for violation of the Arkansas Trade Secrets Act, violation of the federal Defend Trade Secrets Act, breach of contract, unfair competition, unjust enrichment, breach of the covenant of good faith and fair dealing, conversion and fraud. Ecoark Holdings and Zest Labs are seeking monetary damages and other related relief to the extent it is deemed proper by the court. The Company does not believe that expenses incurred in pursuing the complaint will have a material effect on the Company's net income or financial condition for the fiscal year ended March 31, 2019 or any individual fiscal quarter. On October 22, 2018, the Court issued an order setting a trial date of June 1, 2020. The order also established deadlines for the completion of fact discovery by October 15, 2019, opening expert reports on October 24, 2019, and dispositive motions, on January 22, 2020. The case is presently in the fact discovery phase.

On December 12, 2018, a complaint was filed against the Company in the Twelfth Judicial Circuit in Sarasota County, Florida by certain investors who invested in the Company before it was public. The complaint alleges that the investment advisors who solicited the investors to invest into the Company made omissions and misrepresentations concerning the Company and the shares. The Company filed a motion to dismiss the complaint which is pending.

On June 20, 2018, a complaint against the Company and certain affiliates was filed by a former consultant in the U.S. District Court - Northern District of California. The complaint refers to an advisory agreement dated January 1, 2015 with Ecoark, Inc., a subsidiary of the Company, in which the former consultant was to provide advice and consultation to Ecoark, Inc. in exchange for consulting fees, expenses and a warrant to purchase equity in Ecoark, Inc. The matter was settled in January 2019. The Company recorded a charge of $20 in connection with the settlement of the matter.

Operating Leases

The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. These leases expire at various dates through 2020. Rent expense was as follows for the years ended March 31:

	2019	2018
Continuing operations	$242	$346
Discontinued operations	96	25
Total	$338	$371

Future minimum lease payments required under the operating leases for continuing operations are as follows: 2020 - $127. On adoption of ASC 842 Leases beginning April 1, 2019, the Company currently expects to recognize additional operating liabilities of approximately $121, with corresponding right of use assets of $112 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.

Royalties

The Company has cross-licensing agreements with several technology companies that require payment of royalties upon the sale and or use of certain patented technologies. One of these agreements requires minimum annual payments of $50 until the last of the patents expire.